Note 3 - Discontinued Operations	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

Note 3 – Discontinued Operations

Discontinued operations comprise those activities that were disposed of during the period or which were classified as held for sale at the end of the period and represent a separate major line of business or geographical area that can be clearly distinguished for operational and financial reporting purposes. The Company has included its subsidiaries GB Sciences Nevada, LLC, GB Sciences Las Vegas, LLC, and GB Sciences Nopah, LLC in discontinued operations due to the pending sale of the Company's Nevada cultivation and extraction facilities (Note 9).

The assets and liabilities associated with discontinued operations included in our condensed consolidated balance sheets as of June 30, 2021 and  March 31, 2021 were as follows:

	June 30, 2021			March 31, 2021
	Continuing	Discontinued	Total	Continuing	Discontinued	Total
ASSETS
CURRENT ASSETS
Cash	$582,971	$112,696	$695,667	$793,040	$352,593	$1,145,633
Accounts receivable, net	-	643,594	643,594	-	400,175	400,175
Inventory, net	-	1,462,009	1,462,009	-	1,689,304	1,689,304
Prepaid and other current assets	296,081	30,458	326,539	256,251	52,492	308,743
TOTAL CURRENT ASSETS	879,052	2,248,757	3,127,809	1,049,291	2,494,564	3,543,855

Property and equipment, net	21,895	4,736,272	4,758,167	25,022	4,876,247	4,901,269
Intangible assets, net	1,797,920	571,264	2,369,184	1,706,762	571,264	2,278,026
Deposits and other noncurrent assets	-	75,469	75,469	-	82,904	82,904

TOTAL ASSETS	$2,698,867	$7,631,762	$10,330,629	$2,781,075	$8,024,979	$10,806,054

LIABILITIES
CURRENT LIABILITIES
Accounts payable	$1,463,806	$385,320	$1,849,126	$1,412,459	$509,477	$1,921,936
Accrued interest	521,145	49,211	570,356	493,741	49,211	542,952
Accrued expenses	1,031,003	122,714	1,153,717	957,946	105,421	1,063,367
Notes payable, net	3,619,186	485,000	4,104,186	3,594,804	485,000	4,079,804
Indebtedness to related parties	84,913	-	84,913	84,913	-	84,913
Income tax payable	-	793,292	793,292	-	761,509	761,509
Finance lease obligations, current	-	152,250	152,250	-	143,967	143,967
TOTAL CURRENT LIABILITIES	6,720,053	1,987,787	8,707,840	6,543,863	2,054,585	8,598,448

Convertible notes payable	305,877	-	305,877	292,410	-	292,410
Finance lease obligations, long term	-	3,347,363	3,347,363	-	3,389,124	3,389,124

TOTAL LIABILITIES	$7,025,930	$5,335,150	$12,361,080	$6,836,273	$5,443,709	$12,279,982

Discontinued Operations - Revenues and Expenses

The revenues and expenses associated with discontinued operations included in our condensed consolidated statements of operations for the three months ended June 30, 2021 and 2020 were as follows:

	For the Three Months Ended June 30,
	2021			2020
	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Sales revenue	$-	$1,342,586	$1,342,586	$-	$551,197	$551,197
Cost of goods sold	-	(1,219,041)	(1,219,041)	-	(491,795)	(491,795)
Gross profit/(loss)	-	123,545	123,545	-	59,402	59,402
General and administrative expenses	493,405	84,078	577,483	515,253	289,455	804,708
INCOME/(LOSS) FROM OPERATIONS	(493,405)	39,467	(453,938)	(515,253)	(230,053)	(745,306)
OTHER EXPENSE
Interest expense	(65,254)	(102,331)	(167,585)	(662,370)	(132,943)	(795,313)
Debt default penalty	-	-	-	(286,059)	-	(286,059)
Other income/(expense)	-	20,889	20,889	(11,182)	-	(11,182)
Total other expense	(65,254)	(81,442)	(146,696)	(959,611)	(132,943)	(1,092,554)
LOSS BEFORE INCOME TAXES	(558,659)	(41,975)	(600,634)	(1,474,864)	(362,996)	(1,837,860)
Income tax expense	-	(31,783)	(31,783)	-	(8,840)	(8,840)
NET LOSS	$(558,659)	$(73,758)	$(632,417)	$(1,474,864)	$(371,836)	$(1,846,700)

Discontinued Operations - Inventory

Raw materials consist of supplies, materials, and consumables used in the cultivation and extraction processes. Work-in-progress includes live plants and cannabis in the drying, curing, and trimming processes. Finished goods includes completed cannabis flower, trim, and extracts in bulk and packaged forms. Inventory is included in current assets from discontinued operations in the Company's unaudited condensed consolidated balance sheets at June 30, 2021 and March 31, 2021.

	June 30, 2021	March 31, 2021

Raw materials	$112,857	$86,076
Work in progress	814,166	743,844
Finished goods	601,807	866,195
Subtotal	1,528,830	1,696,115
Allowance to reduce inventory to net realizable value	(66,821)	(6,811)
Total inventory, net	$1,462,009	$1,689,304

Discontinued Operations - Leases

The Company evaluates all finance and operating leases, and they are measured on the balance sheet with a lease liability and right-of-use asset (“ROU”) at inception. ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make scheduled lease payments. Lease terms include options to extend when it is reasonably certain that the option will be exercised. Leases with a term of 12 months or less are not recorded on the consolidated balance sheet. The present value of lease payments is calculated using the incremental borrowing rate at lease commencement, which takes into consideration recent debt issuances as well as other applicable market data available.

The Company's only remaining lease commitment is a finance lease for the Teco Facility, which is classified as discontinued operations in the Company's unaudited condensed consolidated financial statements. This lease has a remaining non-cancelable term that ends December 31, 2025 with an option to extend through December 31, 2030. The rate used to discount this lease was 11.5%.

Finance leases are included in property and equipment (long term assets from discontinued operations), finance lease obligations, short term (current liabilities from discontinued operations), and finance lease obligations, long term (long term liabilities from discontinued operations), on the unaudited condensed consolidated balance sheets.

During the three months ended June 30, 2021, finance lease costs included in discontinued operations were $140,258, of which $101,583 represents interest expense and $38,675 represents amortization of the right-of-use asset.

The future minimum lease payments of lease liabilities as of June 30, 2021, from discontinued operations are as follows:

Year Ending
March 31,	Finance Leases

2022 (9 months)	$409,235
2023	560,625
2024	577,444
2025	594,767
2026	612,610
Thereafter	3,168,492
Total minimum lease payments	5,923,173
Less: Amount representing interest	(2,423,560)
Present value of minimum lease payments	3,499,613
Less: Current maturities of capital lease obligations	(152,250)
Long-term capital lease obligations	$3,347,363

Discontinued Operations - 8% Line of Credit dated November 27, 2019

In connection with the Binding Letter of Intent dated November 27, 2019 (Note 9), the Teco Subsidiaries entered into a promissory note and line of credit for up to $470,000 from the purchaser of the membership interests in the Teco Subsidiaries. The purpose of the line of credit was to supply working capital for the Teco Subsidiaries, and the note matures upon the close of the sale of the Teco Subsidiaries. The principal and accrued interest balances outstanding at the time of closing will be considered paid in full upon closing and will not reduce the purchase price received by GB Sciences. As of March 31, 2021, the Teco Subsidiaries have received $485,000 in advances under the line of credit, reflecting an informal agreement with the lender to increase the line of credit by $15,000. On December 29, 2020, the Company entered into the Omnibus Amendment with the purchaser of the Teco Facility, which provides that no further interest will be accrued on this note after November 30, 2020. The balance of the line of credit was $485,000 at  June 30, 2021 and accrued interest was $49,211. The note and related interest expense are included in current liabilities from discontinued operations and loss from discontinued operations.

Note 4 - Discontinued Operations

Discontinued Operations

Discontinued operations comprise those activities that were disposed of during the period, or which were classified as held for sale at the end of the period and represent a separate major line of business or geographical area that can be clearly distinguished for operational and financial reporting purposes. The Company has included its subsidiaries GB Sciences Louisiana, LLC, GB Sciences Nevada, LLC, GB Sciences Las Vegas, LLC, and GB Sciences Nopah, LLC in discontinued operations due to the sale of the Company's Louisiana cultivation and extraction facility (Note 13) and the pending sale of the Company's Nevada cultivation and extraction facilities (Note 14).

There were no assets and liabilities from discontinued operations attributable to GB Sciences Louisiana, LLC at March 31, 2021 and 2020. The assets and liabilities associated with discontinued operations included in our consolidated balance sheets as of  March 31, 2021 and 2020 were as follows:

	March 31, 2021			March 31, 2020
	Continuing	Discontinued Nevada Subsidiaries	Total	Continuing	Discontinued Nevada Subsidiaries	Total
ASSETS
CURRENT ASSETS
Cash	$793,040	$352,593	$1,145,633	$2,406	$149,360	$151,766
Accounts receivable, net	-	400,175	400,175	-	117,967	117,967
Inventory, net	-	1,689,304	1,689,304	-	1,445,839	1,445,839
Prepaid and other current assets	256,251	52,492	308,743	18,776	42,109	60,885
Note receivable	-	-	-	5,224,423	-	5,224,423
TOTAL CURRENT ASSETS	1,049,291	2,494,564	3,543,855	5,245,605	1,755,275	7,000,880

Property and equipment, net	25,022	4,876,247	4,901,269	37,821	5,496,012	5,533,833
Intangible assets, net	1,706,762	571,264	2,278,026	1,128,702	571,264	1,699,966
Deposits and other noncurrent assets	-	82,904	82,904	-	91,504	91,504
Operating lease right-of-use assets, net	-	-	-	-	26,685	26,685

TOTAL ASSETS	$2,781,075	$8,024,979	$10,806,054	$6,412,128	$7,940,740	$14,352,868

LIABILITIES
CURRENT LIABILITIES
Accounts payable	$1,412,459	$509,477	$1,921,936	$1,913,049	$646,865	$2,559,914
Accrued interest	493,741	49,211	542,952	366,865	30,787	397,652
Accrued expenses	957,946	105,421	1,063,367	813,618	74,394	888,012
Notes and convertible notes payable, net	3,594,804	485,000	4,079,804	5,054,728	480,000	5,534,728
Indebtedness to related parties	84,913	-	84,913	586,512	-	586,512
Note payable to related party	-	-	-	151,923	-	151,923
Income tax payable	-	761,509	761,509	-	592,982	592,982
Finance lease obligations, current	-	143,967	143,967	-	166,769	166,769
Operating lease obligations, current	-	-	-	-	7,265	7,265
TOTAL CURRENT LIABILITIES	6,543,863	2,054,585	8,598,448	8,886,695	1,999,062	10,885,757

Convertible notes payable, net	292,410	-	292,410	-	-	-
Operating lease obligations, long term	-	-	-	-	22,515	22,515
Finance lease obligations, long term	-	3,389,124	3,389,124	-	3,533,090	3,533,090

TOTAL LIABILITIES	$6,836,273	$5,443,709	$12,279,982	$8,886,695	$5,554,667	$14,441,362

The revenues and expenses associated with discontinued operations included in our consolidated statements of operations for the years ended  March 31, 2021 and 2020, were as follows:

	For the Year Ended March 31,			For the Year Ended March 31,
	2021			2020
	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Sales revenue	$-	$4,110,456	$4,110,456	$-	$3,689,697	$3,689,697
Cost of goods sold	-	(3,506,722)	(3,506,722)	-	(4,576,627)	(4,576,627)
Gross profit (loss)	-	603,734	603,734	-	(886,930)	(886,930)
General and administrative expenses	2,001,617	276,986	2,278,603	5,741,514	2,034,612	7,776,126
Loss on impairment of long-lived assets	-	-	-	-	4,645,054	4,645,054
LOSS FROM OPERATIONS	(2,001,617)	326,748	(1,674,869)	(5,741,514)	(7,566,596)	(13,308,110)
OTHER INCOME/(EXPENSE)
Gain/(loss) on extinguishment	467,872	-	467,872	(216,954)	-	(216,954)
Gain on settlement of accounts payable	422,414	54,958	477,372	-	-	-
Gain on deconsolidation	-	-	-	4,393,242	-	4,393,242
Interest expense	(1,285,460)	(486,481)	(1,771,941)	(1,109,031)	(694,313)	(1,803,344)
Loss on modification of line of credit	(650,000)	-	(650,000)	-	-	-
Loss on modification of note receivable	-	-	-	(1,895,434)	-	(1,895,434)
Debt default penalty	(286,059)	-	(286,059)	-	-	-
Other expense	-	(118,875)	(118,875)	(179,368)	(14,880)	(194,248)
TOTAL OTHER INCOME/(EXPENSE)	(1,331,233)	(550,398)	(1,881,631)	992,455	(709,193)	283,262
NET LOSS BEFORE INCOME TAXES	(3,332,850)	(223,650)	(3,556,500)	(4,749,059)	(8,275,789)	(13,024,848)
Income tax expense	-	(168,527)	(168,527)	-	(86,837)	(86,837)
NET LOSS	$(3,332,850)	$(392,177)	$(3,725,027)	$(4,749,059)	$(8,362,626)	$(13,111,685)

The components of revenues and expenses associated with discontinued operations included in our consolidated statements of operations for the years ended  March 31, 2021 and 2020 were as follows:

	For the Year Ended March 31,			For the Year Ended March 31,
	2021			2020
	Nevada	Louisiana	Total	Nevada	Louisiana	Total
Sales revenue	$4,110,456	$-	$4,110,456	$3,120,620	$569,077	$3,689,697
Cost of goods sold	(3,506,722)	-	(3,506,722)	(4,002,083)	(574,544)	(4,576,627)
Gross profit (loss)	603,734	-	603,734	(881,463)	(5,467)	(886,930)
General and administrative expenses	276,986	-	276,986	741,999	1,292,613	2,034,612
Loss on impairment of long-lived assets	-	-	-	4,645,054	-	4,645,054
LOSS FROM OPERATIONS	326,748	-	326,748	(6,268,516)	(1,298,080)	(7,566,596)
OTHER INCOME/(EXPENSE)
Gain on settlement of accounts payable	54,958	-	54,958	-	-	-
Interest expense	(486,481)	-	(486,481)	(516,173)	(178,140)	(694,313)
Other expense	(118,875)	-	(118,875)	(14,880)	-	(14,880)
TOTAL OTHER INCOME/(EXPENSE)	(550,398)	-	(550,398)	(531,053)	(178,140)	(709,193)
NET LOSS BEFORE INCOME TAXES	(223,650)	-	(223,650)	(6,799,569)	(1,476,220)	(8,275,789)
Income tax expense	(168,527)	-	(168,527)	(86,837)	-	(86,837)
NET LOSS	$(392,177)	$-	$(392,177)	$(6,886,406)	$(1,476,220)	$(8,362,626)

Accounts Receivable

Accounts receivable are carried at their estimated collectible amounts. Trade accounts receivable are periodically evaluated for collectability based on aging and subsequent collections. During the year ended March 31, 2021, the Company recorded $24,768 in bad debt recoveries as the result of a $94,912 decrease in the allowance for doubtful accounts and $70,144 of accounts written off as uncollectible. Accounts receivable are included in current assets from discontinued operations in the Company's consolidated balance sheets at March 31, 2021 and 2020.

Inventory

We value our inventory at the lower of the actual cost of our inventory, as determined using the first-in, first-out method, or its current estimated market value. We periodically review our physical inventory for excess, obsolete, and potentially impaired items and reserve accordingly. Our reserve estimate for excess and obsolete inventory is based on expected future use. Indirect costs, which primarily relate to the lease and operation costs of the Teco Facility, are allocated based on square footage of the facility used in the production of inventory.

Raw materials consist of supplies, materials, and consumables used in the cultivation and extraction processes. Work-in-progress includes live plants and cannabis in the drying, curing, and trimming processes. Finished goods includes completed cannabis flower, trim, and extracts in bulk and packaged forms. Inventory is included in current assets from discontinued operations in the Company's consolidated balance sheets at March 31, 2021 and 2020.

	March 31, 2021	March 31, 2020

Raw materials	$86,076	$91,465
Work in progress	743,844	1,166,511
Finished goods	866,195	466,319
Subtotal	1,696,115	1,724,295
Allowance to reduce inventory to NRV	(6,811)	(278,456)
Total inventory, net	$1,689,304	$1,445,839

Deposits and Noncurrent Assets

Deposits and noncurrent assets from discontinued operations were $82,904 and $91,504 at March 31, 2021 and 2020, respectively. The decrease in deposits and prepayments is due to refunds of security deposits. Deposits and noncurrent assets are included in long term assets from discontinued operations in the Company's consolidated balance sheets at March 31, 2021 and 2020.

Leases

In February 2016, the Financial Accounting Standards Board ("FASB") issued ASU 2016-02, Leases (Topic 842), (the "New Lease Standard"). This standard requires leases, other than short-term, to be recognized on the balance sheet as a lease liability and a corresponding right-of-use asset.

Lease payments include fixed payments, variable payments based on an index or rate, reasonably certain purchase options, termination penalties, and others as required by the standard. Lease payments do not include variable lease payments other than those that depend on an index or rate, any guarantee by the lessee of the lessor’s debt, or any amount allocated to non-lease components. The Company adopted the standard as of April 1, 2019. The Company also elected the package of practical expedients, which among other things, does not require reassessment of lease classification.

The Company adopted the New Lease Standard using the modified retrospective transition approach as of the effective date as permitted by the amendments in ASU 2018-11, "Targeted Improvements - Leases (Topic 842)." Under this method, the cumulative effect adjustment to the opening balance of retained earnings is recognized at the adoption date. As a result, the Company was not required to adjust its comparative period financial information for effects of the standard or make the new required lease disclosures for periods before the date of adoption on April 1, 2019.

The Company determines if an arrangement is a lease at inception and has had lease agreements for warehouses, office facilities, and equipment.

As a result of the adoption of ASC 842 on April 1, 2019, certain real estate and equipment operating leases were recorded on the balance sheet with a lease liability and right-of-use asset ("ROU"). Application of this standard resulted in the recognition of ROU assets of $182,624, net of accumulated amortization, and a corresponding lease liability of $190,173 at the date of adoption. Accounting for finance leases is substantially unchanged.

All of the Company's lease commitments previously recorded as operating leases have terminated as of March 31, 2021. The Company's only remaining lease commitment as of  March 31, 2021, is a finance lease for the Teco Facility, which is classified as discontinued operations in the Company's financial statements for the years ended March 31, 2021 and 2020. This lease has a remaining non-cancelable term that ends December 31, 2025 with an option to extend through December 31, 2030.

Operating leases are included in discontinued operations as operating lease right-of-use assets, operating lease obligations, current, and operating lease obligations, long term on the Company's balance sheets. Finance leases are included in property and equipment, finance lease obligations, current, and finance lease obligations, long term, on the Company's balance sheets. ROU assets represent the Company's right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make scheduled lease payments. ROU assets and liabilities are recognized on the lease commencement date based on the present value of lease payments over the lease term. The present value of lease payments is calculated using the incremental borrowing rate at lease commencement, which takes into consideration recent debt issuances as well as other applicable market data available. The rates used to discount finance leases previously recorded as capital leases range from 10.2% to 11.5%. Operating leases were discounted at a rate of 17.0%.

Lease terms include options to extend when it is reasonably certain that the option will be exercised. Leases with a term of 12 months or less are not recorded on the consolidated balance sheet.

The lease costs recorded in the Company's financial statements for the years ended  March 31, 2021 and 2020 are set forth in the table below:

		March 31,
	Classification on the Statements of Operations	2021	2020
Discontinued operations:
Finance leases - amortization of ROU assets	Loss from discontinued operations	$154,699	$252,973
Finance leases - interest on lease liabilities	Loss from discontinued operations	414,993	426,374
Operating leases	Loss from discontinued operations	3,243	13,648
Total lease cost, discontinued operations		572,935	692,995

Operating leases, continuing operations	General and administrative expense	-	61,658

Total lease cost		$572,935	$754,653

The future minimum lease payments of lease liabilities, including the costs of the lease extension, classified as discontinued operations at March 31, 2021, are as follows:

Year Ending
March 31,	Finance Leases

2022	$544,296
2023	560,625
2024	577,444
2025	594,767
2026	612,610
Thereafter	3,168,492
Total minimum lease payments	6,058,234
Less: Amount representing interest	(2,525,143)
Present value of minimum lease payments	3,533,091
Less: Current maturities of capital lease obligations	(143,967)
Long-term capital lease obligations	$3,389,124